Assets and liabilities associated with assets held for sale	12 Months Ended
Dec. 31, 2025
Assets and liabilities associated with assets held for sale
Assets and liabilities associated with assets held for sale

24Assets and liabilities associated with assets held for sale

	2025	2024
Non-current assets held for sale
Solar plant	—	13,512
Liabilities associated with assets held for sale
Site restoration liability	—	104

In the second quarter of 2023 management embarked on a marketing process to locate a buyer for the Company’s solar plant located next to Blanket Mine. Various offers were received and a counterparty with a non-binding offer was given exclusivity to further negotiate the sale of the plant after proving their ability to operate and fund solar plants of similar size and complexity in Africa. The offer was received from a reputable global renewable energy operator. It was proposed that the new owners would exclusively supply Blanket with electricity from the plant, on a take-or-pay basis and in doing so secure Blanket’s future power supply. This would have the benefit of realising a cash profit on the sale of the solar plant and generate cash for reinvestment in the Group’s gold projects. In addition, management would be able to focus on Caledonia’s core business of gold mining.

On September 28, 2023 the Board gave its approval for management to further negotiate the purchase of the solar plant, which by extension included the related site restoration liability as well as any remaining current assets or liabilities (“CMS disposal group”), with the potential buyer. The Caledonia Mining Services (Private) Limited (“CMS”) disposal group was available for sale in the current condition on September 28, 2023 and therefore met all the criteria in IFRS 5: Non-current assets held for sale and discontinued operations to be classified as held for sale.

Management determined the value of the CMS disposal group as the lower of the fair value less cost to sell and the carrying amount. The proceeds of the disposal were expected to substantially exceed the carrying amount of the related net assets and accordingly no impairment losses were recognised on the classification of the CMS disposal group held for sale. Prior to being classified as held for sale, the solar plant was classified as property, plant and equipment and the liability was classified as site restoration provision.

Caledonia announced on October 1, 2024 that it had signed a conditional sale agreement for the entire issued share capital of its Zimbabwe subsidiary, CMS, which owns and operates the 12.2MWac solar plant that supplies power to Blanket Mine. CMS would be sold to CrossBoundary Energy Holdings (“CBE”) for $22.4 million, subject to the fulfilment of outstanding conditions precedent. The extension of the classification of the CMS disposal group as an asset held for sale beyond the 12 months was supported by the ongoing commitment from the board to sell the solar plant to CBE. The timing for the outstanding conditions to be fulfilled in line with the agreement was outside of management’s control.

Conditions to completion of the sale were satisfied, or waived as the case may be, and the sale to CBE completed on April 11, 2025. The gross consideration of $22.4 million was received in cash, and the power generated by the solar plant will continue to be sold to Blanket Mine by way of a power purchase agreement. Upon completion of the sale, Caledonia realised a pre-tax profit of $8.5 million on the $13.4 million construction cost of the solar plant. Capital gains tax is currently estimated at $2 million based on preliminary submissions to Zimbabwe revenue authorities (“ZIMRA”) and included in the income tax expense.

The sale of the solar plant does not meet the definition of a lease under IFRS 16; as a result, there is no leaseback arrangement following the disposal. The power purchase agreement in place is separate from a lease and reflects an ongoing commercial relationship between the parties.

24Assets and liabilities associated with assets held for sale (continued)

Carrying amount of the CMS disposal group held for sale at December 31, 2024 over which control was lost

Current Assets
Assets held for sale (Solar plant asset)	13,512
Trade and other receivables and prepayments	27
Total assets	13,539

Current liabilities
Liabilities associated with assets held for sale (provision)	113
Total liabilities	113

Net assets	13,426

Profit on CMS disposal group held for sale - 2025
Consideration received in cash (net of selling costs)	21,966
Net assets derecognised	(13,426)
Profit on sale of the CMS disposal group held for sale	8,540